Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

NOTE 12 – GOODWILL

The following table summarizes the carrying amount of goodwill:

Beginning balance – January 1, 2023	$–
Miflink business combination(1)	5,197,438
Impairment	–
Ending balance – December 31, 2023	5,197,438
Impairment	–
Ending balance – December 31, 2024	5,197,438
Webull Pay merger(2)	25,066,700
Impairment	–
Ending balance – December 31, 2025	$30,264,138

(1)	Represents the addition of goodwill from the acquisition of Miflink. See Note 6 — Acquisitions for further acquisition related details.

(2)	Represents the addition of goodwill from the acquisition of Webull Pay. See Note 6 — Acquisitions for further acquisition related details.

There was no impairment of goodwill for the years ended December 31, 2025, 2024 and 2023.